ASSET RETIREMENT OBLIGATION ("ARO") (Tables)	12 Months Ended
Dec. 31, 2023
ASSET RETIREMENT OBLIGATION ("ARO")
Schedule of changes in asset retirement obligation

($ thousands)	December 31, 2023	December 31, 2022
Balance, beginning of year	$114,662	$132,814
Change in estimates	14,709	48,419
Property acquisition and development activity	5,003	3,985
Divestments (Note 4)	—	(58,284)
Settlements	(14,999)	(17,401)
Government assistance	—	(1,744)
Accretion expense	6,077	6,873
Balance, end of year	$125,452	$114,662